Balance Sheets - Parenthetical - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Details
Available-for-sale Debt Securities, Amortized Cost Basis	$ 10,650	$ 11,037
Common Stock, Par or Stated Value Per Share	$ 5	$ 5
Common Stock, Shares Authorized	1,000	1,000
Common Stock, Shares, Issued	1,000	1,000
Common Stock, Shares, Outstanding	1,000	1,000
Tax expense (benefit) in Accumulated Other Comprehensive Income	$ 6	$ (175)